Summary of Warrant Outstanding (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Number of Warrants, Beginning Balance	15,958,126	13,698,125	1,123,333
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardNonOptionEquityInstrumentsOutstandingWeightedAverageExercisePrice-1]	$ 3.19	$ 3.24	$ 8.30
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardNonOptionEquityInstrumentsOutstandingWeightedAverageExercisePrice1-1]	$ 3.09
Number of Warrants, Ending Balance	24,589,699	15,958,126	13,698,125
Weighted Average Exercise Price, Ending Balance	$ 2.36	$ 3.19	$ 3.24
Number of Warrants, Exercisable	15,958,126	15,958,126
Exercise Price, Exercisable	$ 3.09	$ 3.19
IPO [Member]
Statement [Line Items]
Number of Warrants, Warrants Issued	8,631,574	800,000	12,049,792
Exercise Price, Warrants Issued	$ 1.00	$ 1.00	$ 2.82
Convertible Note Warrants [Member]
Statement [Line Items]
Number of Warrants, Warrants Issued		1,460,000	525,000
Exercise Price, Warrants Issued		$ 2.79	$ 6.00
Convertible Note Warrants One [Member]
Statement [Line Items]
Number of Warrants, Warrants Issued		800,000
Exercise Price, Warrants Issued		$ 1.00